Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

As of June 30, 2013 and December 31, 2012, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option as below.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding December 31, 2012	1,440,000	1,440,000	$5.64	.612 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding June30, 2013	1,440,000	1,440,000	$5.64	.112 years

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]

At June 30, 2013 and December 31, 2012, the Company has reserved 6,539,600 and 4,664,600 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	June 30, 2013	December 31, 2012

Officer and Director Shares	149,600	149,600

Underwriter Warrants	1,440,000	1,440,000

Contingently Issuable Incentive Shares-King's Gaming	1,200,000	1,200,000

Contingently Issuable Incentive Shares-Bao Li Gaming	1,875,000	1,875,000

Contingently Issuable Incentive Shares-Oriental VIP Room	1,875,000	-

Total	6,539,600	4,664,600